Loss per share	12 Months Ended
Jun. 30, 2024
Loss per share
Loss per share
11	Loss per share

	2024	2023	2022
Loss for the year (£’000)	(113,159)	(28,678)	(115,510)
Basic loss per share (pence)	(68.44)	(17.59)	(70.86)
Diluted loss per share (pence)(1)	(68.44)	(17.59)	(70.86)

(i)	Basic loss per share

Basic loss per share is calculated by dividing the loss for the year by the weighted average number of ordinary shares in issue during the financial year.

(ii)	Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

(iii)	Weighted average number of shares used as the denominator

	2024	2023	2022
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares (1)	56,091	54,537	51,952
Class B ordinary shares (1)	110,937	110,208	112,732
Treasury shares	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	165,345	163,062	163,001
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(2)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(2)	165,345	163,062	163,001
(1)	The increase in Class A and Class B ordinary shares is a result of the transaction agreement with Trawlers. See Note 6 and Note 22 for further detail.
(2)	For the years ended 30 June 2024, 30 June 2023 and 30 June 2022, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.